LEASES - Maturity analysis of the annual undiscounted cash flows (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Maturity analysis of the annual undiscounted cash flows
2020	$ 17,479
2021	13,543
2022	11,705
2023	12,606
2024	10,675
2025 and thereafter	53,826
Less imputed interest	(32,423)
Total rental expense for all operating leases	$ 87,411